PROSPECTUS/PROXY STATEMENT DATED NOVEMBER 14, 1997

                                Acquisition of Assets of


               EVERGREEN (FORMERLY KEYSTONE) SMALL COMPANY GROWTH

FUND II
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                       and
                    KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                               By and in Exchange for Shares of

                       EVERGREEN SMALL COMPANY GROWTH FUND
                                   a series of
                               Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116


         This Prospectus/Proxy Statement is being furnished to shareholders of Evergreen (formerly Keystone) Small Company Growth Fund II ("Evergreen Small Company Growth II") and Keystone Small Company Growth Fund (S-4) ("Keystone Small Company Growth (S-4)") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of each of Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) for consideration at a Special Meeting of Shareholders to be held on January 6, 1998 at 3:00 p.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). Each Plan provides for all of the assets of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively, to be acquired by Evergreen Small Company Growth Fund ("Evergreen Small Company Growth") in exchange for shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively (hereinafter referred to individually as the "Reorganization" or collectively as the "Reorganizations"). Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganizations, shares of Evergreen Small Company Growth will be distributed to shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) in liquidation of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) and such Funds will be terminated. Holders of shares of Evergreen Small Company Growth II will receive shares of the class of Evergreen Small Company Growth (the "Corresponding Shares") having the same letter designation and the same distribution- related fees, shareholder servicing-related fees and contingent deferred sales charges ("CDSCs"), if any, as the shares of the class of Evergreen Small Company Growth II held by them prior to the Reorganization. Holders of shares of Keystone Small Company Growth (S-4) will receive shares of Evergreen Small Company Growth having the same distribution-related fees, shareholder servicing-related fees and CDSCs, if any, as the shares of Keystone Small Company Growth (S-4) held by them prior to the Reorganization. As a result of the proposed Reorganizations, shareholders of Evergreen Small Company Growth II will receive that number of full and fractional Corresponding Shares of Evergreen Small Company Growth, and shareholders of Keystone Small Company Growth (S-4) will receive that number of full and fractional shares of Evergreen Small Company Growth, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Evergreen Small Company Growth II or Keystone Small Company Growth (S- 4). Each Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Small Company Growth is a separate series of Evergreen Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Small Company Growth is to provide shareholders with long-term growth of capital. Such investment objective is identical to those of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Small Company Growth that shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) should know before voting on the Reorganizations. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated November 14, 1997 relating to this Prospectus/Proxy Statement and the Reorganizations incorporating by reference the financial statements of Evergreen Small Company Growth II dated May 31, 1997 and Keystone Small Company Growth (S-4) dated May 31, 1997 has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. Evergreen Small Company Growth is a newly created series of Evergreen Equity Trust and has had no operations to date. Consequently, there are no current financial statements of Evergreen Small Company Growth. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Small Company Growth at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The two Prospectuses of Evergreen Small Company Growth dated November 10, 1997 are incorporated herein by reference in their entirety. The Prospectuses, which pertain (i) to Class Y shares and (ii) to Class A, Class B and Class C shares, differ only insofar as they describe the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the class of shares of Evergreen Small Company Growth that they will receive as a result of the consummation of each Reorganization. Additional information about Evergreen Small Company Growth is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Small Company Growth at the address or telephone number listed in the preceding paragraph.

         The Prospectuses of Evergreen Small Company Growth II dated August 1, 1997, as supplemented, and the Prospectus of Keystone Small Company Growth (S-4) dated August 1, 1997, as supplemented, are incorporated herein in their entirety by reference. Copies of the Prospectuses and related Statements of Additional Information dated the same respective dates are available upon request without charge by writing or calling the Fund of which you are a shareholder at the address listed in the second preceding paragraph.


         Included as Exhibits A-1 and A-2 to this Prospectus/Proxy Statement are copies of each Plan.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS



                                                                          Page

COMPARISON OF FEES AND EXPENSES.........................................   6
SUMMARY.................................................................   12
         Proposed Plans of Reorganization...............................   12
         Tax Consequences...............................................   14
         Investment Objectives and Policies
           of the Funds.................................................   14
         Comparative Performance Information

                    for each Fund.......................................   15
         Management of the Funds........................................   16
         Investment Adviser ............................................   16
         Portfolio Management...........................................   17
         Distribution of Shares.........................................   17
         Purchase and Redemption Procedures.............................   21
         Exchange Privileges............................................   21
         Dividend Policy................................................   21
         Risks..........................................................   22

REASONS FOR THE REORGANIZATIONS.........................................   23
         Agreements and Plans of Reorganization.........................   27
         Federal Income Tax Consequences................................   30
         Pro-forma Capitalization.......................................   32
         Shareholder Information........................................   33
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES........................   35
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.........................   37
         Forms of Organization..........................................   37
         Capitalization.................................................   37
         Shareholder Liability..........................................   38
         Shareholder Meetings and Voting Rights.........................   39
         Liquidation or Dissolution.....................................   40
         Liability and Indemnification of Trustees......................   40

ADDITIONAL INFORMATION..................................................   41
VOTING INFORMATION CONCERNING THE         MEETINGS......................   42
FINANCIAL STATEMENTS AND EXPERTS........................................   45
LEGAL MATTERS...........................................................   46
OTHER BUSINESS..........................................................   46

                         COMPARISON OF FEES AND EXPENSES


         It is anticipated that on or about January 9, 1998 Keystone Small Company Growth (S-4) will become a multiple class fund. As of that date the Fund will offer Class A, Class B and Class C shares, each of which class of shares will be similar in all respects to the Class A, Class B and Class C shares of Evergreen Small Company Growth. It is further anticipated that current outstanding shares of Keystone Small Company Growth (S-4) will become Class B shares of the Fund at that time. On or about January 16, 1998, it is anticipated that any Class B shares of Keystone Small Company Growth (S-4) purchased prior to January 1, 1995 will be converted to Class A shares of the Fund. Should these events occur, shareholders of Keystone Small Company Growth (S-4) will receive on the date of the Reorganization the same class of shares of Evergreen Small Company Growth held by them in the Fund after January 16, 1998. See "Reasons for the Reorganizations - Pro-forma Capitalization."

         The amounts for Class Y, Class A, Class B and Class C shares of Evergreen Small Company Growth II set forth in the following tables and in the examples are based on the expenses for Evergreen Small Company Growth II's fiscal year ended May 31, 1997. The amounts for shares of Keystone Small Company Growth (S-4) set forth in the following tables and in the examples are based on the expenses for Keystone Small Company Growth (S-4)'s fiscal year ended May 31, 1997. The pro forma amounts for Class Y, Class A, Class B and Class C shares of Evergreen Small Company Growth are based on the estimated expenses of Evergreen Small Company Growth for the fiscal year ending September 30, 1998.

         The following tables show for Evergreen Small Company Growth II, Keystone Small Company Growth (S-4) and Evergreen Small Company Growth pro forma the shareholder transaction expenses and annual fund operating expenses associated with an investment in the shares of each Fund.


                    Comparison of Shares of Evergreen Small Company Growth
                       With Shares of  Evergreen Small Company Growth II

                     and Keystone Small Company Growth (S-4)





                        Evergreen Small Company Growth II

                               ----------------

Shareholder                                  Class Y           Class A           Class B                Class C
Transaction Expenses                         -------           -------           -------                -------




Maximum Sales Load
Imposed on Purchases                         None              4.75%             None                   None
(as a percentage of
offering price)

Maximum Sales Load                           None              None              None                   None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)

Contingent Deferred                          None              None              5.00% in               1.00% in
Sales Charge (as a                                                               the first              the first
percentage of original                                                           year,                  year and
purchase price or                                                                declining              0.00%
redemption proceeds,                                                             to 1.00%               thereafter
whichever is lower)                                                              in the
                                                                                 sixth year
                                                                                 and 0.00%
                                                                                 thereafter

Exchange Fee                                 None              None              None                   None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                               0.70%             0.70%             0.70%                  0.70%

12b-1 Fees (1)                               None              0.25%             1.00%                  1.00%


Other Expenses                               1.02%             1.02%             1.02%                  1.03%

                                             -----             -----             -----                  -----

Annual Fund Operating                        1.72%             1.97%             2.72%                  2.73%
Expenses(3)                                  -----             -----             -----                  -----
                                             -----             -----             -----                  -----



                                 Keystone Small Company Growth (S-4)
                                ------------------------------------

Shareholder
Transaction Expenses

Contingent Deferred                           4.00% in the
Sales Charge (as a                            first year,
percentage of original                        declining to
purchase price or                             1.00% in the
redemption proceeds,                          fourth year and
whichever is lower)                           0.00%
                                              thereafter

Exchange Fee                                  None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                                0.46%


12b-1 Fees (1)                                1.00%


Other Expenses                                0.29%
                                              -----

Annual Fund Operating                         1.75%
Expenses(3)                                   -----
                                              --------




                                            Evergreen Small Company Growth Pro Forma

Shareholder
Transaction                            Class Y              Class A           Class B                 Class C
Expenses                               -------              -------           -------                 -------



Maximum Sales Load                     None                 4.75%             None                    None
Imposed on
Purchases (as a
percentage of
offering price)


Maximum Sales Load                     None                 None              None                    None
Imposed on
Reinvested
Dividends (as a
percentage of
offering price)








Contingent Deferred                    None                 None              5.00% in                1.00% in
Sales Charge (as a                                                            the first               the first
percentage of                                                                 year,                   year and
original purchase                                                             declining               0.00%
price or redemption                                                           to 1.00%                thereafter
proceeds, whichever                                                           in the
is lower)                                                                     sixth year
                                                                              and 0.00%
                                                                              thereafter
                                                                              (2)

Exchange Fee                           None                 None              None                    None

Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)

Management Fee                         0.48%                0.48%             0.48%                   0.48%

12b-1 Fees (1)                         None                 0.25%             1.00%                   1.00%

Other Expenses                         0.27%                0.27%             0.27%                   0.27%
                                       ---------            -------           ----------              ----------

Annual Fund

Operating                              0.75%                1.00%             1.75%                   1.75%
Expenses                               ---------            -------           ----------              ----------

                                       ---------            -------           ----------              ----------

---------------


(1) Class A Shares of Evergreen Small Company Growth and Evergreen Small Company Growth II can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets. For shares of Keystone Small Company Growth (S-4) and for Class B and Class C shares of Evergreen Small Company Growth and Evergreen Small Company Growth II, a portion of the
     12b-1 fees equivalent to 0.25% of average daily net assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average daily net assets as permitted under the rules of the National Association of Securities Dealers, Inc.

(2) The contingent deferred sales charge, if any, applicable to shares of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) prior to the Reorganizations will carry over to the shares of

         Evergreen Small Company Growth received in the
         Reorganizations.


(3) Expense ratios include indirectly paid expenses, which represent expense offset arrangements with the Fund's custodian.

         Examples. The following tables show for Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), and for Evergreen Small Company Growth pro forma, assuming consummation of the Reorganizations, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period, and additionally for Class B and Class C shares of Evergreen Small Company Growth and Evergreen Small Company Growth II and shares of Keystone Small Company Growth (S-4), no redemption at the end of each period.



                        Evergreen Small Company Growth II

                          --------------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Class Y                               $17                  $54                   $93                 $203

Class A                               $67                  $106                  $149                $266

Class B                               $78                  $114                  $164                $279
(Assuming
redemption at end
of period)

Class B                               $28                  $84                   $144                $279
(Assuming no
redemption at end
of period)

Class C                               $38                  $85                   $144                $306
(Assuming
redemption at end
of period)





Class C                               $28                  $85                   $144                $306
(Assuming no
redemption at end
of period)




                       Keystone Small Company Growth (S-4)
                       -----------------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

(Assuming                             $58                  $75                   $95                 $206
redemption at end
of period)

(Assuming no                          $18                  $55                   $95                 $206
redemption at end
of period)





                    Evergreen Small Company Growth Pro Forma

                    -----------------------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      -----                -----                 -----               -----

Class Y                               $8                   $24                   $42                 $93

Class A                               $57                  $78                   $100                $164

Class B                               $68                  $85                   $115                $177
(Assuming
redemption at end
of period)

Class B                               $18                  $55                   $95                 $177
(Assuming no
redemption at end
of period)

Class C                               $28                  $55                   $95                 $206
(Assuming
redemption at end
of period)







Class C
(Assuming no                          $18                  $55                   $95                 $206
redemption at end
of period)



         The  purpose of the  foregoing  examples is to assist  Evergreen  Small
Company Growth II and Keystone Small Company Growth (S-4) shareholders in understanding the various costs and expenses that an investor in Evergreen Small Company Growth as a result of the Reorganizations would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in each Fund. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.


                                     SUMMARY


         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectuses of Evergreen Small Company Growth dated November 10, 1997 and the
Prospectuses of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) each dated August 1, 1997, as supplemented, (which are incorporated herein by reference), and the Plans, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A-1 and A-2.


Proposed Plans of Reorganization


         The Plans provide for the transfer of all of the assets of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), as applicable, in exchange for shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities of each Fund. The identified liabilities consist only of those liabilities reflected on each Fund's statement of assets and liabilities determined immediately preceding the Reorganizations. The Plans also call for the distribution of shares of Evergreen Small Company Growth to Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) shareholders in liquidation of those Funds as part of the Reorganizations. As a result of the Reorganizations, the shareholders of Evergreen Small Company Growth II will become owners of that number of full and fractional Corresponding Shares of Evergreen Small Company Growth and the shareholders of Keystone Small Company Growth (S-4) will become the owners of that number of full and fractional shares of Evergreen Small Company Growth having an aggregate net asset value equal to the aggregate net asset value of the shareholder's respective class of shares of Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4)as of the close of business immediately prior to the date that such Fund's assets are exchanged for shares of Evergreen Small Company Growth. See "Reasons for the Reorganizations Agreements and Plans of Reorganization."

         The Trustees of Evergreen Small Company Growth II and the Trustees of Keystone Small Company Growth (S-4), including the Trustees who are not "interested persons," (the "Trustees") as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganizations would be in the best interests of shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively, and that the interests of the shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively, will not be diluted as a result of the transactions contemplated by the Reorganizations. Accordingly, the Trustees have submitted the Plans for the approval of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) shareholders.

                           THE BOARD OF TRUSTEES OF  EVERGREEN SMALL COMPANY

GROWTH II

                           RECOMMENDS APPROVAL BY SHAREHOLDERS OF  EVERGREEN

                       SMALL COMPANY GROWTH II OF THE PLAN
                          EFFECTING THE REORGANIZATION.

            THE BOARD OF TRUSTEES OF KEYSTONE SMALL COMPANY GROWTH (S-4)
                 RECOMMENDS APPROVAL BY SHAREHOLDERS OF KEYSTONE
                     SMALL COMPANY GROWTH (S-4) OF THE PLAN
                          EFFECTING THE REORGANIZATION.

     The Trustees of Evergreen  Equity Trust have also  approved the Plans,  and
accordingly,   Evergreen   Small   Company   Growth's   participation   in   the
Reorganizations.


         Approval of a Reorganization on the part of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will require the affirmative vote of a majority of each Fund's shares present and entitled to vote, with all classes voting together as a single class at Meetings at which a quorum of each Fund's shares is present. A majority of the outstanding shares of each Fund entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meetings. See "Voting Information Concerning the
Meetings."

         The Reorganizations are scheduled to take place on or about January 23, 1998.


         If the shareholders of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4) do not vote to approve the Reorganizations, the Trustees will consider other possible courses of action in the best interests of shareholders.


Tax Consequences


         Prior to or at the completion of a Reorganization, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will each have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Small Company Growth in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Small Company Growth that are received by each Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of each Fund in the hands of Evergreen Small Company Growth as a result of the Reorganization will be the same as in the hands of each Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Small Company Growth upon the receipt of the assets of each Fund in exchange for shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities.


Investment Objectives and Policies of the Funds


         The investment objective and policies of each of Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are identical. Each Fund seeks to provide shareholders with long-term growth of capital. Each Fund will invest at least 65% of its total assets in equity securities of companies with market capitalizations of less than $1 billion ("small cap") at the time of the Fund's investment. While each Fund focuses on small cap stocks, it may also invest in other types of securities, without regard to the market capitalization of the issuer and which may be listed on exchanges or traded over-the-counter, including other common stocks, securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks. Each Fund may purchase the securities of foreign issuers and certain derivative securities, including futures and options.


Comparative Performance Information  for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectuses and Statements of Additional Information of the Funds. Evergreen Small Company Growth, as of the date of this Prospectus/Proxy Statement, had not commenced operations. The total return of Evergreen Small Company Growth II for the one year period ended August 31, 1997, the total return of Keystone Small Company Growth (S-4) for the one, five and ten year periods ended August 31, 1997 and for both Funds for the periods from inception through August 31, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.


                           Average Annual Total Return


                                                5 Years
                             1 Year             Ended             10 Years           From
                             Ended              August            Ended              Inception
                             August             31,               August             To August             Inception
                             31, 1997           1997              31, 1997           31, 1997              Date
                             -------            -------           --------           ---------             ---------



Evergreen

Small Company
Growth II

Class A                      8.62%              N/A               N/A                7.33%                 2/20/96
shares

Class B                      8.22%              N/A               N/A                7.43%                 2/20/96
shares

Class C                      12.22%             N/A               N/A                9.93%                 2/20/96
shares


Class Y                      N/A                N/A               N/A                18.17%
shares                                                                                                     1/13/97



Keystone
Small Company                12.56%             19.68%            12.69%             10.30%                9/11/35
Growth (S-4)

--------------

Management of the Funds


         The overall management of Evergreen Small Company Growth, of Evergreen Small Company Growth II and of Keystone Small Company Growth (S-4) is the responsibility of, and is supervised by, the Board of Trustees of Evergreen
Equity Trust, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively.


Investment Adviser


         The investment adviser to Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116- 5034.


         FUNB is a subsidiary of First Union Corporation, the sixth largest bank holding company in the U.S. based on total assets as of June 30, 1997.


         Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) each pay Keystone a fee for its services at the annual rate below:



                                          Aggregate Net Asset
                                          Value of the Shares
Management Fee                            of the Fund

0.70% of the first                             $100,000,000, plus
0.65% of the next                              $100,000,000, plus
0.60% of the next                              $100,000,000, plus
0.55% of the next                              $100,000,000, plus
0.50% of the next                              $100,000,000, plus
0.45% of the next                              $500,000,000, plus
0.40% of the next                              $500,000,000, plus
0.35% of amounts
over                                           $1,500,000,000.

         Keystone's fee is computed as of the close of business each business day and payable monthly.

         Keystone may, at its discretion, also reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Keystone may reduce or cease these voluntary waivers and reimbursements at any time.

Portfolio Management

     The portfolio manager of both Evergreen Small Company Growth and Keystone Small Company Growth (S-4) is J. Gary Craven, who joined Keystone in November, 1996. Mr. Craven is currently a Keystone Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

Distribution of Shares


         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Small Company Growth's, Evergreen Small Company Growth II's and Keystone Small Company Growth (S-4)'s shares. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Small Company Growth and Evergreen Small Company Growth II both offer four classes of shares:
Class A, Class B, Class C and Class Y. Keystone Small Company Growth (S-4) currently offers only one class of shares. However, it is anticipated that on or about January 9, 1998, Keystone Small Company Growth (S-4) will offer three classes of shares, Class A, Class B and Class C. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganizations, shareholders of Evergreen Small Company Growth II will receive the corresponding class of shares of Evergreen Small Company Growth which they currently hold. The Class A, Class B, Class C and Class Y shares of Evergreen Small Company Growth have substantially identical arrangements with respect to the imposition of initial sales charges, CDSCs and distribution and service fees as the comparable classes of shares of Evergreen Small Company Growth II. Holders of shares of Keystone Small Company Growth (S-4) will receive Class A and Class B shares of Evergreen Small Company Growth. As of January 9, 1998, it is anticipated that each class of

Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will have identical arrangements with respect to CDSCs and distribution and service fees. Because the Reorganizations will be effected at net asset value without the imposition of a sales charge, Evergreen Small Company Growth shares acquired by shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) pursuant to the proposed Reorganizations would not be subject to any initial sales charge or CDSC as a result of the Reorganizations. However, shares acquired as a result of the Reorganizations would continue to be subject to a CDSC upon subsequent redemption to the same extent as if shareholders had continued to hold their shares of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4). The CDSC applicable to a class of shares received in the Reorganizations will be the CDSC schedule in effect at the time shares of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4) were originally purchased.

         The following is a summary description of charges and fees for each of the different classes of shares. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Small Company Growth Prospectuses, the Evergreen Small Company Growth II Prospectuses, the Keystone Small Company Growth (S-4) Prospectus and in each Fund's respective Statement of Additional Information.


         Currently, Keystone Small Company Growth (S-4) offers only one class of shares. Shares are sold without any front-end sales charges, but are subject to a CDSC which ranges from 4% to 1% if shares are redeemed during the first four calendar years after purchase. In addition, shares are subject to distribution-related and shareholder servicing-related fees as described below. It is anticipated that Keystone Small Company Growth (S-4) will become a multiple class fund on or about January 9, 1998. Should this occur, the Fund will offer three classes of shares identical to the Class A, Class B and Class C shares of Evergreen Small Company Growth and hereafter described, including identical distribution-related and shareholder servicing-related expenses.

         Class Y Shares. Class Y shares are sold at net asset value without any initial sales charge and are not subject to distribution-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the Prospectuses for Evergreen Small Company Growth.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an
initial   sales   charge   and,   as   indicated    below,    are   subject   to
distribution-related fees.


         Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1%, if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. Class B shares issued in the Reorganizations will automatically convert to Class A shares in accordance with the conversion schedule of Evergreen Small Company Growth in effect at the time of the Reorganizations. For purposes of determining when Class B shares issued in the Reorganizations to shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will convert to Class A shares, such shares will be deemed to have been purchased as of the date the shares of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) were originally purchased.


         Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

         Class C Shares. Class C shares are sold without an initial sales charge but, as indicated below, are subject to distribution and shareholder servicing-related fees. Class C shares are subject to a 1% CDSC if such shares are redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and shareholder servicing-related fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares.


         The amount of the CDSC applicable to redemptions of shares of Keystone Small Company Growth (S-4), Evergreen Small Company Growth and Evergreen Small Company Growth II is charged as a percentage of the lesser of the then current net asset value or original cost. The CDSC is deducted from the amount of the redemption and is paid to the respective Fund's distributor or its predecessor, as the case may be. Shares of each Fund acquired through dividend or distribution reinvestment are not subject to a CDSC. For purposes of determining the schedule of CDSCs, and the time of conversion to Class A shares, applicable to shares of Evergreen Small Company Growth received by Evergreen Small Company Growth II's or Keystone Small Company Growth (S-4)'s shareholders in the Reorganizations, Evergreen Small Company Growth will treat such shares as having been sold on the date the shares of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4) were originally purchased by such Fund's shareholder. Additional information regarding the Classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Evergreen Small Company Growth and Evergreen Small Company Growth II have each adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares of Evergreen Small Company Growth and Evergreen Small Company Growth II are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for such Fund by the Trustees without shareholder approval.

         Each of Evergreen Small Company Growth and Evergreen Small Company Growth II has also adopted a Rule 12b- 1 plan with respect to its Class B and Class C shares under which each Class may pay for distribution-related and shareholder servicing-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class.

         The Class B and Class C Rule 12b-1  plans  provide  that,  of the total
1.00% 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc. ("NASD"),
following the Reorganizations Evergreen Small Company Growth may make distribution-related and shareholder servicing- related payments with respect to Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) shares sold prior to the Reorganizations, including payments to Keystone Small Company Growth (S-4)'s former underwriter.


         Keystone Small Company Growth (S-4) has adopted a Rule 12b-1 plan with respect to its shares pursuant to which the Fund may pay for distribution-related and shareholder servicing-related expenses at an annual rate that may not exceed 1.25% of average daily net assets. The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD currently limits such annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures


         Information concerning applicable sales charges, distribution-related fees and shareholder servicing-related fees is described above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of any Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges


         Shares of Evergreen Small Company Growth II may be exchanged for a similar class of shares of any other fund in the Evergreen Keystone fund family other than any shares of a fund in the Keystone Classic fund family. Exchanges of shares of Keystone Small Company Growth (S-4) are limited to shares of the funds in the Keystone Classic fund family and Class K shares of Evergreen Money Market Fund. Shares of Evergreen Small Company Growth may be exchanged for a similar class of shares of any fund in the Evergreen Keystone fund family other than shares of any fund in the Keystone Classic fund family. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.


Dividend Policy

         Each Fund distributes its investment company taxable income annually and net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganizations, shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Small Company Growth reinvested in shares of Evergreen Small Company Growth. Shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Small Company Growth in cash after the Reorganizations, although they may, after the Reorganizations, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Small Company Growth.

         Each of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) has qualified and intends to continue to qualify, and Evergreen Small Company Growth intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


Risks


         Since the investment objectives and policies of each Fund are identical, the risks involved in investing in each Fund's shares are comparable. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."

         Investing in companies with small market capitalizations involves greater risk than investing in large companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.


         Each Fund may invest in derivatives. The market values of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent than investments in other securities. As a result, the values of such investments may change at rates in excess of the rates at which traditional fixed income securities change and, depending on the structure of a derivative, would change in a manner opposite to the change in the market value of a traditional fixed income security. See each Fund's Prospectus and Statement of Additional Information for further discussion of the risks inherent in the use of derivatives.


         Each Fund may invest in foreign securities. Investing in securities of foreign issuers generally involves greater risk than investing in securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

         Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. Each Fund may also incur costs when it shifts assets from one country to another.

                         REASONS FOR THE REORGANIZATIONS

         At a regular meeting held on September 17, 1997, the Board of Trustees of Keystone Small Company Growth II considered and approved the Reorganization as in the best interests of shareholders and determined that the interests of existing shareholders of Keystone Small Company Growth II will not be diluted as a result of the transactions contemplated by the Reorganization.


         At a regular meeting held on September 17, 1997, the Board of Trustees of Keystone Small Company Growth (S-4) considered and approved the Reorganization as in the best interests of shareholders and determined that the interests of existing shareholders of Keystone Small Company Growth (S-4) will not be diluted as a result of the transactions contemplated by the Reorganization.


         In approving each Plan, the Trustees reviewed various factors about the respective Funds and the proposed Reorganizations. The Reorganizations are part of an overall plan to convert the Evergreen Keystone funds into series of Delaware business trusts and, to the extent practicable, simplify and make consistent various investment restrictions and policies. Holders of shares of beneficial interest in a Massachusetts business trust or a Pennsylvania common law trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Although provisions of the Declaration of Trust and other legal documents pertaining to each Fund's affairs seek to minimize the potential for such liability, some degree of exposure, however unlikely, continues to exist with respect to the Funds as long as they are governed by Massachusetts or Pennsylvania law, as applicable. Substantially all written agreements, obligations, instruments, or undertakings made by Evergreen Small Company Growth II or Keystone Small Company Growth (S-4) must contain a provision limiting the obligations created by that transaction to the Fund to which the transaction relates, as well as related provisions to the effect that the shareholders of the Fund and Trustees of the Trust under which the Fund operates are not personally liable thereunder. Although the Declarations of Trust of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) provide for indemnification out of the Funds' property of any shareholder held personally liable for the obligations of a Fund solely by reason of his or her being or having been a shareholder, a shareholder could conceivably incur financial loss exceeding any amounts indemnified on account of shareholder liability if the circumstances were such that the Fund had insufficient assets or would otherwise be unable to meet its obligations.

         As a Delaware business trust, the Evergreen Equity Trust's operations will be governed by applicable Delaware law rather than by Massachusetts or Pennsylvania law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Shareholders of Delaware corporations do not have personal liability for obligations of the corporation.


         Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Act, are among the nation's most highly respected and have an expertise in corporate matters which in part grew out of the fact that Delaware corporate legal issues are concentrated in the Court of Chancery where there are no juries and where judges issue written opinions explaining their decisions. Thus, there is a well established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

         There are other advantages that may be afforded by a Delaware business trust. Under Delaware law, the Evergreen Equity Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to change the Evergreen Equity Trust to a corporation, to merge or consolidate it with another entity, to cause each series to become a separate trust, and to change the Evergreen Equity Trust's domicile without a shareholder vote. This flexibility could help to assure that the Evergreen Equity Trust operates under the most advanced form of organization and could reduce the expense and frequency of future shareholder meetings for non-investment related issues.


         In addition, although it is proposed that Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) each sell all of its assets to Evergreen Small Company Growth, a newly established series of Evergreen Equity Trust, an important part of the Reorganizations is that Evergreen Small Company Growth II, for all practical purposes, will be combined with Keystone Small Company Growth (S-4). The investment objective and policies of Evergreen Small Company Growth are identical to those of Keystone Small Company Growth (S-4) and Evergreen Small Company Growth II. Consequently, in considering the Reorganizations, each Fund's Trustees reviewed the Reorganization in the context of Evergreen Small Company Growth II being combined with Keystone Small Company Growth (S-4).

         Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) have identical investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Boards of Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Evergreen Small Company Growth II with another Evergreen Keystone fund with a greater level of assets. As of August 31, 1997, Keystone Small Company Growth (S-4)'s net assets were approximately $1,481 million and Evergreen Small Company Growth II's net assets were approximately $41 million.

         In addition, assuming that an alternative to the Reorganizations would be to propose that Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) continue their existences as separate series of Evergreen Equity Trust, Keystone Small Company II would be offered through common distribution channels with the substantially identical Keystone Small Company Growth (S-4). Evergreen Small Company Growth II would also have to bear the cost of maintaining its separate existence. Keystone believes that the prospect of dividing the resources of the Evergreen Keystone mutual fund organization between two substantially identical funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Keystone believes that the proposed Reorganizations would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of Evergreen Small Company Growth II and the Board of Trustees of Keystone Small Company Growth (S-4) met and considered the recommendation of Keystone, and, in addition, considered among other things, (i) the disadvantages which apply to operating each Fund as a Massachusetts business trust or a Pennsylvania common law trust, respectively; (ii) the advantages which apply to each Fund operating as a series of a Delaware business trust;
(iii) the terms and conditions of the Reorganization; (iv) whether the Reorganization would result in the dilution of shareholders' interests; (v) expense ratios, fees and expenses of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4); (vi) the comparative performance records of each of the Funds; (vii) compatibility of their investment objectives and policies; (viii) the investment experience, expertise and resources of Keystone; (ix) service features available to shareholders of the respective Funds and Evergreen Small Company Growth; (x) the fact that FUNB will bear the expenses incurred by Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) in connection with the Reorganizations; (xi) the fact that Evergreen Small Company Growth will assume certain identified liabilities of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4); and (xii) the expected federal income tax consequences of the Reorganizations.

         The Trustees of Evergreen Small Company Growth II also considered the benefits to be derived by shareholders of Evergreen Small Company Growth II from its combination, for all practical purposes, with Keystone Small Company Growth (S-4). In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation by shareholders of Evergreen Small Company Growth II.

         In addition, the Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) considered that there are alternatives available to shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), including the ability to redeem their shares, as well as the option to vote against the Reorganizations.


         During their consideration of the Reorganizations the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Equity Trust on behalf of Evergreen Small Company Growth also approved at a meeting on September 17, 1997 the proposed Reorganizations.


                          THE TRUSTEES OF  EVERGREEN SMALL COMPANY GROWTH II

                             RECOMMEND THAT SHAREHOLDERS APPROVE THE PROPOSED
                                 REORGANIZATION.

               THE TRUSTEES OF KEYSTONE SMALL COMPANY GROWTH (S-4)
                     RECOMMEND THAT SHAREHOLDERS APPROVE THE
                            PROPOSED REORGANIZATION.

Agreements and Plans of Reorganization

         The following summary is qualified in its entirety by reference to the Plans (Exhibits A-1 and A-2 hereto).

         Each Plan provides that Evergreen Small Company Growth will acquire all of the assets of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), respectively, in exchange for shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities of Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) on or about January 23, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will endeavor to discharge all of their known liabilities and obligations. Evergreen Small Company Growth will not assume any liabilities or obligations of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) other than those reflected in an unaudited statement of assets and liabilities of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. Evergreen Small Company
Growth will provide the Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) with certain indemnifications as set forth in each Plan. The number of full and fractional shares of Evergreen Small
Company Growth to be received by the shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will be as follows. Shareholders of Keystone Small Company Growth (S-4) will receive the number of shares of each class of Evergreen Small Company Growth equal to the number of shares of each corresponding class as they currently hold of Keystone Small Company Growth (S-4). Shareholders of Evergreen Small Company Growth II will receive the number of shares of Evergreen Small Company Growth determined by multiplying the respective outstanding class of shares of Evergreen Small Company Growth II by a factor which shall be computed by dividing the net asset value per share of the respective class of Evergreen Small Company Growth II by the net asset value per share of the respective class of Evergreen Small Company Growth. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of Evergreen Small Company Growth II's and Keystone Small Company Growth (S-4)'s respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Small Company Growth, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.


         At or prior to the Closing Date, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to each Fund's shareholders (in shares of each Fund, or in cash, as the shareholder has previously elected) all of each Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Small Company Growth received by each Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each Fund's shareholders on the share records of Evergreen Small Company Growth's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Small Company Growth due to each Fund's shareholders. All issued and outstanding shares of each Fund, including those represented by certificates, will be canceled. The shares of Evergreen Small Company Growth to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will be terminated. In connection with such terminations, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will file with the SEC applications for termination as registered investment companies.

         The consummation of each Reorganization is subject to the conditions set forth in the Plan for Evergreen Small Company Growth II and the Plan for Keystone Small Company Growth (S-4), including approval by each Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of each Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of the Fund and Evergreen Small Company Growth; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.


         The expenses of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) in connection with the Reorganizations (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganizations are consummated. The current Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), including those Trustees not continuing to serve as Trustees of Evergreen Equity Trust, will retain their ability to make claims under their existing directors and officers insurance policy for a period of three years following consummation of the Reorganizations.

         If the Reorganization is not approved by shareholders of a Fund, the Board of Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), as applicable, will consider other possible courses of action in the best interests of shareholders.


Federal Income Tax Consequences


         Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of a Reorganization, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) will each receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of the Fund solely in exchange for shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities, followed by the distribution of Evergreen Small Company Growth's shares by the Fund in dissolution and liquidation of the Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) (with respect to Evergreen Small Company Growth II and 368(a)(1)(F) with respect to Keystone Small Company Growth

(S-4)) of the Code, and Evergreen Small Company Growth and the Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Fund on the transfer of all of its assets to Evergreen Small Company Growth solely in exchange for Evergreen Small Company Growth's shares and the assumption by Evergreen Small Company Growth of certain identified liabilities of the Fund or upon the distribution of Evergreen Small Company Growth's shares to the Fund's shareholders in exchange for their shares of the Fund;

         (3) The tax basis of the assets transferred will be the same to Evergreen Small Company Growth as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Small Company Growth will include the period during which the assets were held by the Fund;

         (4) No gain or loss will be recognized by Evergreen Small Company Growth upon the receipt of the assets from the Fund solely in exchange for the shares of Evergreen Small Company Growth and the assumption by Evergreen Small Company Growth of certain identified liabilities of the Fund;

         (5) No gain or loss will be recognized by the Fund's shareholders upon the issuance of the shares of Evergreen Small Company Growth to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of the Fund; and

         (6) The aggregate tax basis of the shares of Evergreen Small Company Growth, including any fractional shares, received by each of the shareholders of the Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Small Company Growth, including fractional shares, received by each such shareholder will include the period during which the shares of the Fund exchanged therefor were held by such shareholder (provided that the shares of the Fund were held as a capital asset on the date of the Reorganization).


         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Small Company Growth shares he or she received. Shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Small Company Growth. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.


Pro-forma Capitalization


     The following table sets forth the capitalizations of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) as of August 31, 1997 and the capitalization of Evergreen Small Company Growth on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets at net asset value and the conversion of certain Keystone Small Company Growth (S-4) Class B shares to Class A shares. See "Comparison of Fees and Expenses." As a newly created series of Evergreen Equity Trust, Evergreen Small Company Growth, immediately preceding the Closing Date, will have nominal assets and liabilities. The pro forma data reflects an exchange ratio of approximately 1.34, 1.32, 1.32, and 1.34 Class A, Class B, Class C and Class Y shares of Evergreen Small Company Growth issued for each share of Evergreen Small Company Growth II Class A, Class B, Class C and Class Y, respectively, and an exchange ratio of approximately 1.00 Class B share of Evergreen Small Company Growth issued for each share of Keystone Small Company Growth (S-4).



                         Capitalization of  Evergreen Small Company Growth II,

                Keystone Small Company Growth (S-4) and Evergreen
                        Small Company Growth (Pro Forma)


                                                                                                Evergreen

                                                                                                Small Company
                                       Evergreen                  Keystone                      Growth (After
                                       Small                      Small Company                 Reorgani-
                                       Company                    Growth (S-4)                  zations)
                                       Growth II                  -----------                   -----------

                                       ------------

Net Assets

   Class A........................     $11,039,856                N/A
                                                                                                $938,042,892
   Class B........................     $22,239,365                $1,481,308,783
                                                                                                $576,545,112

   Class C........................     $6,797,412                 N/A                           $6,797,412
   Class Y........................     $469,283                   N/A                           $469,283

                                       -----------                --------------                ------------

   Total Net
    Assets........................     $40,545,916                $1,481,308,783                $1,521,854,699
Net Asset Value Per
Share
   Class A........................     $11.70                     N/A                           $8.76
   Class B........................     $11.56                     $8.76                         $8.76
   Class C........................     $11.56                     N/A                           $8.76
   Class Y........................     $11.77                     N/A                           $8.76
Shares Outstanding

   Class A........................     943,337                    N/A
                                                                                                107,039,615
   Class B........................     1,924,651                  169,031,126
                                                                                                65,791,284

   Class C........................     588,199                    N/A                           776,208
   Class Y........................     39,863                     N/A                           53,560

                                       ---------                  -----------                   -----------

   All Classes....................     3,496,050                  169,031,126                   173,660,667

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations.

Shareholder Information


         As of November 10, 1997 (the "Record Date"), there were 159,674,282.821 shares of Keystone Small Company Growth (S-4) outstanding and 844,475.482 Class A, 1,926,838.317 Class B, 521,275.722 Class C and 45,633.784 Class Y shares (a total of 3,338.223.305 shares) of Evergreen Small Company

Growth II outstanding.

         As of September 30, 1997, the officers and Trustees of Evergreen Small Company Growth II beneficially owned as a group less than 1% of the outstanding shares of Evergreen Small Company Growth II. To Evergreen Small Company Growth II's knowledge, the following persons owned beneficially or of record more than 5% of Evergreen Small Company Growth II's total outstanding shares as of September 30, 1997:



                                                                                                Percen-
                                                                           Percen-              tage of
                                                                           tage of              Shares of
                                                                           Shares of            Class
                                                                           Class                Outstand-
                                                                           Before               ing After
                                                    No. of                 Reorgani-            Reorgani-
Name and Address                      Class         Shares                 zations              zations
----------------                      -----         ------                 ---------            ---------



Merrill Lynch                         A             179,857                                          0.23
Pierce Fenner &                                                            20.52
Smith
Attn: Book Entry
4800 Deer Lake
Drive East
3rd Floor

Jacksonville, FL
32246-6484


Merrill Lynch                         B             607,125                31.30                     1.25
Pierce Fenner &
Smith
Attn: Book Entry
4800 Deer Lake
Drive East
3rd Floor

Jacksonville, FL
32246-6484


Merrill Lynch                         C             390,240                74.48
Pierce Fenner &                                                                                 74.48
Smith
Attn: Book Entry
4800 Deer Lake
Drive East
3rd Floor

Jacksonville, FL
32246-6484





First Union                           Y             45,901                 98.95                98.95
National Bank
Cash Account
Attn: Trust
Operation Fund
Group
401 S. Tryon
Street
3rd Floor
Charlotte, NC
28288-1151

         As of September 30, 1997, the officers and Trustees of Keystone Small Company Growth (S-4) beneficially owned as a group less than 1% of the outstanding shares of Keystone Small Company Growth (S-4). To Keystone Small Company Growth (S- 4)'s knowledge, the following persons owned beneficially or of record more than 5% of Keystone Small Company Growth (S-4)'s total outstanding shares as of September 30, 1997:


                                                                                             Percentage

                                                                       Percen-               of Shares of
                                                                       tage of               Class
                                                                       Shares                Outstanding
                                                                                             After

                                                 No. of                Before                Reorgani-
Name and Address                                 Shares                Reorgani-             zations
----------------                                 ------                zations               ---------
                                                                       ---------



Merrill Lynch Pierce                             16,077,034            9.82                  9.71 Class A
Fenner & Smith                                                                               9.43 Class B
Attn: Book Entry
4800 Deer Lake Drive East
3rd Floor

Jacksonville, FL 32246-
6484





                               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Small Company Growth can be found in the Prospectuses of Evergreen Small Company Growth under the caption "Investment Objective and Policies." The investment objectives, policies and restrictions of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) can be found in the respective Prospectus of each Fund under the caption "Investment Objective and Policies."

         The investment objective and policies of each Fund are identical. Each Fund seeks to provide shareholders with long-term growth of capital. The investment objective of Evergreen Small Company Growth can be changed without shareholder approval. The investment objective of Evergreen Small Company Growth II and Keystone Small Company Growth (S- 4) cannot be changed without shareholder approval.


         Each Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalization of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small company for this purpose.

         While each Fund focuses on small cap stocks, it may also invest in other types of securities, without regard to the market capitalization of the issuer and which may be listed on national exchanges or traded over-the-counter, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks.


         In addition to its other investment options, each Fund may invest in limited partnerships, including master limited partnerships, and up to 25% of its assets in foreign securities. Each Fund does not currently intend to invest more than 5% of its assets in foreign securities.

         While income is not an objective, securities appearing to offer attractive possibilities for future growth of income may be included in the portfolio whenever it seems possible to do so without conflicting with the Fund's objective of capital growth.

     When  market  conditions  warrant,  each Fund may  invest up to 100% of its
assets  for  temporary  defensive  purposes  in  short-term  obligations.   Such
obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.


         Each Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when-issued and delayed-delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions and may employ new investment techniques with respect to such options. Each Fund may also enter into currency and other financial futures contracts and engage in related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such futures contracts and related options.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization


         Evergreen Equity Trust, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are organized as a Massachusetts business trust and a Pennsylvania common law trust, respectively. Evergreen Equity Trust is organized as a Delaware business trust. Each Trust is governed by a Declaration of Trust, ByLaws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts, Pennsylvania and federal law. Evergreen Small Company Growth is a series of Evergreen Equity Trust. Evergreen Small Company Growth II changed its name from Keystone Small Company Growth Fund II effective October 31, 1997.


Capitalization


         The beneficial interests in Evergreen Small Company Growth are represented by an unlimited number of transferable shares of beneficial interest $.001 par value per share. The beneficial interests in Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are represented by an unlimited number of transferable shares of beneficial interest with no par value and a $1.00 par value per share, respectively. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Except with respect to Evergreen Small Company Growth, where each share of the Fund is entitled to one vote for each dollar of net asset value applicable to such share, each Fund's shares have equal voting rights with respect to matters affecting shareholders of all classes of each Fund and represent equal proportionate interests in the assets belonging to each class of shares of the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.


Shareholder Liability


         Under Massachusetts and Pennsylvania law, shareholders of a business or common law trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the respective Declaration of Trust under which Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. Each Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the Trust itself would be unable to meet its obligations. A substantial number of mutual funds in the United States are organized as Massachusetts business trusts.


         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust: (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder personally liable for the obligations of Evergreen Equity Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights


         Neither Evergreen Equity Trust on behalf of Evergreen Small Company Growth, Evergreen Small Company Growth II nor Keystone Small Company Growth (S-4) is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, twenty-five percent (25%) and, with respect to Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), a majority of the outstanding shares entitled to vote on a matter, constitutes a quorum for consideration of such matter. For Evergreen Small Company Growth, a majority of the shares voted and for Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), a majority of the shares present and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Equity Trust, each share of Evergreen Small Company Growth is entitled to one vote for each dollar of net asset value applicable to each share. Under the current voting provisions governing Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) each share is entitled to one vote. Over time, the net asset values of the Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a Fund with a lower net asset value will purchase more shares and, under the Funds' current voting provisions, have more votes than the same investment in a Fund with a higher net asset value. Under the Declaration of Trust of Evergreen Equity Trust, voting power is related to the dollar value of the shareholder's investment rather than to the number of shares held.


Liquidation or Dissolution


         In the event of the liquidation of Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4), the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.


Liability and Indemnification of Trustees


         Each of the Declarations of Trust of Keystone Small Company Growth (S-4) and of Evergreen Small Company Growth II provides that a Trustee shall be liable only for his own willful defaults, and that no Trustee shall be protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Each of the Declarations of Trust provides that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Fund, unless such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or unless such Trustee or officer is otherwise subject to liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the event of settlement, no such indemnification shall be provided unless there has been a determination that such Trustee or officer appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund and that such indemnification would not protect such person against any liability to the Fund to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.


         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware, Massachusetts and Pennsylvania law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware, Massachusetts and Pennsylvania law directly for more complete information.

                                            ADDITIONAL INFORMATION

         Evergreen Small Company Growth. Information concerning the operation and management of Evergreen Small Company Growth is incorporated herein by reference from the Prospectuses dated November 10, 1997, copies of which are enclosed, and Statement of Additional Information dated November 10, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Small Company Growth at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.


         Evergreen Small Company Growth II. Information about the Fund is included in its current Prospectuses dated August 1, 1997, as supplemented, and in the Statement of Additional Information of the same date that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statement of Additional Information are available upon request and without charge by writing to the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800- 343-2898.

         Keystone Small Company Growth (S-4). Information about the Fund is included in its current Prospectus dated August 1, 1997, as supplemented, and in the Statement of Additional Information of the same date that have been filed with the SEC, all of which are incorporated herein by reference. A copy of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Evergreen Small Company Growth, Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.


                                  VOTING INFORMATION CONCERNING THE MEETINGS


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Evergreen Small Company Growth II and Keystone Small

Company Growth (S-4) to be used at each Special Meeting of Shareholders to be held at 3:00 p.m., January 6, 1998, at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) on or about November 14, 1997. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote of each Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Such proxies will have the effect of being counted as votes against the Plan since the vote required is a majority of the shares present and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4), as applicable, 200 Berkeley Street, Boston, Massachusetts 02116. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.


         Approval of each Plan will require the affirmative vote of a majority of the shares present and entitled to vote, with all Classes voting together as a single class at Meetings at which a quorum of each Fund's shares is present. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) (who will not be paid for their soliciting activities). Shareholder Communications Corporation ("SCC") and its agents have been engaged by Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) to assist in soliciting proxies, and may call shareholders to ask if they would be willing to authorize SCC to execute a proxy on their behalf authorizing the voting of their shares in accordance with the instructions given over the telephone by the shareholders. In addition, shareholders may call SCC at 1-800-733-8481 extension 404 between the hours of 9:00 a.m. and 11:00 p.m. Eastern time in order to initiate the processing of their votes by telephone. SCC will utilize a telephone vote solicitation procedure designed to authenticate the shareholder's identity by asking the shareholder to provide his or her social security number (in the case of an individual) or taxpayer identification number (in the case of an entity). The shareholder's telephone instructions will be implemented in a proxy executed by SCC and a confirmation will be sent to the shareholder to ensure that the vote has been authorized in accordance with the shareholder's instructions. Although a shareholder's vote may be solicited and cast in this manner, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card. The Funds believe that this telephone voting system complies with applicable law and have reviewed opinions of counsel to that effect.

         If you wish to participate in the Meeting, but do not wish to give your proxy by telephone, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you, whether in writing or by telephone, is revocable.

         In the event that sufficient votes to approve a Reorganization are not received by January 6, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


         A shareholder who objects to a proposed Reorganization will not be entitled under either Massachusetts or Pennsylvania law or the Declaration of Trust of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4), as applicable, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganizations as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganizations are consummated, shareholders will be free to redeem the shares of Evergreen Small Company Growth which they receive in the transaction at their then-current net asset value. Shares of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) may be redeemed at any time prior to the consummation of the Reorganizations. Shareholders of Evergreen Small Company Growth II and Keystone Small

Company Growth (S-4) may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganizations or exchanging such shares in the Reorganizations.


         Evergreen  Small Company  Growth II and Keystone  Small Company  Growth
(S-4) do not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Small Company Growth II or Keystone Small Company Growth (S-4), as applicable, at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Funds in a reasonable period of time prior to any such meeting.


         The votes of the shareholders of Evergreen Small Company Growth are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.


         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.


                                       FINANCIAL STATEMENTS AND EXPERTS


         The financial statements of Evergreen Small Company Growth II as of May 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The financial statements of Keystone Small Company Growth (S-4) as of May 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Small Company Growth will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                                OTHER BUSINESS


         The Trustees of Evergreen Small Company Growth II and Keystone Small Company Growth (S-4) do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE RESPECTIVE TRUSTEES OF EVERGREEN SMALL COMPANY GROWTH II AND KEYSTONE SMALL COMPANY GROWTH (S-4) RECOMMEND APPROVAL OF EACH RESPECTIVE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS.


November 14, 1997

                                                                  EXHIBIT A-1

                                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 1997, by and between the Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Small Company Growth Fund series (the "Acquiring Fund"), and Keystone Small Company Growth Fund II, a Massachusetts business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class Y, Class A, Class B and Class C shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


         WHEREAS, the Selling Fund and the Acquiring Fund are a registered open-end investment company and a separate investment series of an open-end, registered investment company of the management type, respectively, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of the Selling Fund have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
               THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and futures interests and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a statement of the Acquiring Fund's investment objectives, policies, and restrictions and a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Except as specifically provided in this paragraph 1.3, the Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not except as specifically provided in this paragraph 1.3 assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees with the Selling Fund and each Trustee of the Selling Fund: (i) to indemnify each Trustee of the Selling Fund against all liabilities and expenses referred to in the indemnification provisions of the Selling Fund's Declaration of Trust and ByLaws, to the extent provided therein, incurred by any Trustee of the Selling Fund; and (ii) in addition to the indemnification provided in (i) above, to indemnify each Trustee of the Selling Fund against all liabilities and expenses and pay the same as they arise and become due, without any exception, limitation or requirement of approval by any person, and without any right to require repayment thereof by any such Trustee (unless such Trustee has had the same repaid to him or her) based upon any subsequent or final disposition or findings made in connection therewith or otherwise, if such action, suit or other proceeding involves such Trustee's participation in authorizing or permitting or acquiescing in, directly or indirectly, by action or inaction, the making of any distribution in any manner of all or any assets of the Selling Fund without making provision for the payment of any liabilities of any kind, fixed or contingent, of the Selling Fund, which liabilities were not actually and consciously personally known to such Trustee to exist at the time of such Trustee's participation in so authorizing or permitting or acquiescing in the making of any such distribution.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                  ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                                           CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about January 23, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date ("ESC"), shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ESC, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                  ARTICLE IV

                                        REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at May 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since May 31, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n)      The information to be furnished by the Selling
Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

                   COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. The Selling Fund will call a meeting of its Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by its independent auditors and certified by the Selling Fund's President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

                                                  ARTICLE VI

                CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                   ARTICLE VII

               CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Selling Fund's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Fund.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                                 ARTICLE VIII

           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.


         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

         8.9 The Acquiring Fund and the Selling Fund shall also have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund and the Selling Fund, dated on the Closing Date in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.


                                                  ARTICLE IX

                                                   EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage;
(e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                                                  ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                                  AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                 ARTICLE XIII

                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Selling Fund personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the Selling Fund. The execution and delivery of this Agreement have been authorized by the Trustees of the Selling Fund and signed by authorized officers of the Selling Fund, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Declaration of Trust of the Selling Fund.


         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                        EVERGREEN EQUITY TRUST
                                        ON BEHALF OF EVERGREEN
                                        SMALL COMPANY GROWTH FUND


                                        By: /s/ JOHN J. PILEGGI

                                        Name: John J. Pileggi

                                        Title: President



                                        KEYSTONE SMALL COMPANY
                                        GROWTH
                                        FUND II


                                        By: /s/ JOHN J. PILEGGI

                                        Name: John J. Pileggi

                                        Title: President

                                                                 EXHIBIT A-2

                                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 1997, by and between the Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Small Company Growth Fund series (the "Acquiring Fund"), and Keystone Small Company Growth Fund (S- 4), a Pennsylvania common law trust ("Keystone Trust"), with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 with respect to its Keystone Small Company Growth Fund (S-4) series (the "Selling Fund").


         This Agreement is intended to be, and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


         WHEREAS, the Selling Fund is the sole investment series of, and the Acquiring Fund is a separate investment series of, an open-end, registered investment company of the management type, respectively, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees  of  Keystone  Trust have  determined  that the
Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
           THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and futures interests and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a statement of the Acquiring Fund's investment objectives, policies, and restrictions and a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Except as specifically provided in this paragraph 1.3, the Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not except as specifically provided in this paragraph 1.3 assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees with Keystone Trust and each Trustee of Keystone Trust: (i) to indemnify each Trustee of Keystone Trust against all liabilities and expenses referred to in the indemnification provisions of Keystone Trust's Declaration of Trust and By-Laws, to the extent provided therein, incurred by any Trustee of Keystone Trust; and (ii) in addition to the indemnification provided in (i) above, to indemnify each Trustee of Keystone Trust against all liabilities and expenses and pay the same as they arise and become due, without any exception, limitation or requirement of approval by any person, and without any right to require repayment thereof by any such Trustee (unless such Trustee has had the same repaid to him or her) based upon any subsequent or final disposition or findings made in connection therewith or otherwise, if such action, suit or other proceeding involves such Trustee's participation in authorizing or permitting or acquiescing in, directly or indirectly, by action or inaction, the making of any distribution in any manner of all or any assets of the Selling Fund without making provision for the payment of any liabilities of any kind, fixed or contingent, of the Selling Fund, which liabilities were not actually and consciously personally known to such Trustee to exist at the time of such Trustee's participation in so authorizing or permitting or acquiescing in the making of any such distribution.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                  ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                                           CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about January 23, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date ("ESC"), shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ESC, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Keystone Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                  ARTICLE IV

                                        REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is the sole investment series of a Pennsylvania common law trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Pennsylvania.

                  (b) The Selling Fund is the sole investment series of a Pennsylvania common law trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Keystone Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at May 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since May 31, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Pennsylvania law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

                     COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Keystone Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by its independent auditors and certified by Keystone Trust's President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

                                                  ARTICLE VI

                    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                   ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Keystone Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Keystone Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:


                  (a) The Selling Fund is the sole investment series of a Pennsylvania common law trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Pennsylvania and has the power to own all of its properties and assets and to carry on its business as presently conducted.


                  (b) The Selling Fund is the sole investment series of a Pennsylvania common law trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Pennsylvania is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                    ARTICLE VIII

        FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Keystone Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.


         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

         8.9 The Acquiring Fund and the Selling Fund shall also have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund and the Selling Fund, dated on the Closing Date in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                                  ARTICLE IX

                                                   EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                                                  ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, Keystone Trust, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                                  AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                 ARTICLE XIII

                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of Keystone Trust, shall be governed and construed in accordance with the laws of The Commonwealth of Pennsylvania, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Keystone Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of Keystone Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Keystone Trust and signed by authorized officers of Keystone Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Declaration of Trust of Keystone Trust.


         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                    EVERGREEN EQUITY TRUST
                                    ON BEHALF OF EVERGREEN
                                    SMALL COMPANY GROWTH FUND


                                    By: /s/ JOHN J. PILEGGI

                                    Name: John J. Pileggi

                                    Title: President






                                    KEYSTONE SMALL COMPANY
                                    GROWTH
                                    FUND (S-4)


                                    By: /s/ JOHN J. PILEGGI

                                    Name: John J. Pileggi

                                    Title: President